Lease Liabilities (Tables)	12 Months Ended
Dec. 31, 2022
LEASE LIABILITIES
Schedule of lease liabilities

	Current		Non-Current
Lease liability	12-31-2022 ThCh$	12-31-2021 ThCh$	12-31-2022 ThCh$	12-31-2021 ThCh$
Lease liability	19,020,636	11,105,018	216,664,919	148,557,059
Total	19,020,636	11,105,018	216,664,919	148,557,059

Schedule of individualization of lease liabilities

									12-31-2022									12-31-2021
									Maturiry			Maturity						Maturity			Maturity
Taxpayer ID Number	Company	Country	Taxpayer ID Number	Company	Country	Currency	Effective Interest Rate	Maturity	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current	Less than 90 days ThCh$	More than 90 days ThCh$	Total Current ThCh$	One to two years ThCh$	Two to three years ThCh$	Three to four years ThCh$	Four to five years ThCh$	More than five years ThCh$	Total Non- Current
91.081.000-6	Enel Generación Chile S.A.	Chile	76.555.400-4	Transelec S.A.	Chile	US$	6.50%	Monthly	838,089	5,234,124	6,072,213						—	776,668	2,404,736	3,181,404	5,992,962	—	—	—	—	5,992,962
91.081.000-6	Enel Generación Chile S.A.	Chile	10.579.624-2	Marcelo Alberto Amar Basulto	Chile	UF	2.06%	Monthly	3,260	17,450	20,710	23,685	24,173	24,669	25,176	185,955	283,658	4,933	15,092	20,025	20,485	20,906	21,337	21,775	184,656	269,159
91.081.000-6	Enel Generación Chile S.A.	Chile	91.004.000-6	Productos Fernandez S.A.	Chile	UF	2.09%	Monthly	10,952	32,810	43,762	44,546	45,478	46,429	47,399	373,619	557,471	16,794	28,366	45,160	38,515	39,320	40,142	40,982	368,423	527,382
91.081.000-6	Enel Generación Chile S.A.	Chile	61.216.000-7	Empresa de Ferrocarriles del Estado	Chile	UF	1.07%	Biannual	—	—	—	—	—	—	—	—	—	1,847	—	1,847	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	78.392.580-K	Agricola el Bagual Ltda.	Chile	UF	1.91%	Annual	1,456	—	1,456		—	—	—	—	—	1,285	—	1,285	636	—	—	—	—	636
91.081.000-6	Enel Generación Chile S.A.	Chile	99.527.200-8	Rentaequipos Tramaca S.A.	Chile	UF	0.83%	Monthly	144,460		144,460		—	—	—	—	—	144,460	—	144,460	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	96.565.580-8	Compañía de Leasing Tattersall S A.	Chile	UF	0.83%	Monthly	11,529		11,529		—	—	—	—	—	10,176	—	10,176	—	—	—	—	—	—
91.081.000-6	Enel Generación Chile S.A.	Chile	8.992.234-8	Roberto Guzman Borquez	Chile	CLP	1.37%	Monthly	126	1,003	1,129	247	—	—	—	—	247	371	1,114	1,485	1,377	—	—	—	—	1,377
91.081.000-6	Enel Generación Chile S.A.	Chile	19.048.130-1	Yaritza Alexandra Bernal	Chile	UF	1.37%	Monthly	303	1,260	1,563	157	—	—	—	—	157	409	1,232	1,641	1,525	—	—	—	—	1,525
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.643.660-3	Inmobiliaria El Roble S.A.	Chile	UF	1.41%	Monthly	5,757	—	5,757	—	—	—	—	—	—	5,097	—	5,097	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	70.015.730-K	Mutual de Seguros de Chile	Chile	UF	1.91%	Monthly	19,472	59,430	78,902	80,565	82,103	76,188	—	—	238,856	23,270	51,474	74,744	69,779	71,113	72,470	61,449	—	274,811
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.596.523-3	Capital Investi	Chile	UF	1.91%	Monthly	15,908	48,584	64,492	65,861	67,119	62,285	—	—	195,265	19,090	42,080	61,170	57,044	58,134	59,244	50,235	—	224,657
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.253.641-2	Bcycle Latam S.P.A	Chile	CLP	6.24%	Annual	99,528	—	99,528	18,825	—	—	—	—	18,825	79,717	—	79,717	17,719	18,825	—	—	—	36,544
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.203.089-6	Rentas Inmobiliarias Amanecer S.A.	Chile	UF	2.84%	Monthly	15,139	44,972	60,111	62,086	15,912	—	—	—	77,998	5,013	4,754	9,767	—	—	—	—	—	—
96.800.570-7	Enel Distribución Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	333,555	333,555	75,686	80,216	85,018	90,107	690,878	1,021,905	—	234,086	234,086	70,479	74,698	79,169	83,908	735,553	1,043,807
96.800.570-7	Enel Distribución Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	1.08%	Monthly	13,245	—	13,245	—	—	—	—	—	—	457,380	285,436	742,816	31,728	—	—	—	—	31,728
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.013.489-9	Inversiones Don Issa Ltda.	Chile	UF	1.77%	Monthly	201,001	80,152	281,153	95,842	37,307	—	—	—	133,149	98,029	115,211	213,240	109,492	77,991	32,930	—	—	220,413
96.800.570-7	Enel Distribución Chile S.A.	Chile	99.530.420-1	Inmobiliaria Nialem S.A.	Chile	UF	0.40%	Monthly	52,217	156,955	209,172	210,003	52,631	—	—	—	262,634	45,910	137,991	183,901	184,630	185,366	46,457	—	—	416,453
96.800.570-7	Enel Distribución Chile S.A.	Chile	76.164.095-K	Inmobiliaria Mixto Renta Spa	Chile	UF	3.78%	Monthly	31,854	96,080	127,934	10,849	—		—	—	10,849	9,607	—	9,607	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	UF	2.99%	Annual	2,101,460	7,156,814	9,258,274	3,607,599	3,579,837	3,692,707	3,810,023	180,754,898	195,445,064	1,642,921	1,941,762	3,584,683	2,866,968	2,914,858	2,964,390	3,015,619	107,161,591	118,923,426
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.400.311-K	Fundo Los Buenos Aires SpA	Chile	UF	2.54%	Annual	121,131	—	121,131	89,622	91,899	94,234	96,629	1,503,967	1,876,351	250,639	—	250,639	77,502	79,471	81,490	83,561	1,419,297	1,741,321
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.131-K	Federico Rioseco Garcia	Chile	UF	4.94%	Annual	36,953	—	36,953	8,591	9,015	9,460	9,928	213,406	250,400	16,532	—	16,532	7,259	7,618	7,994	8,389	198,038	229,298
76.412.562-2	Enel Green Power Chile S.A.	Chile	3.750.132-8	Juan Rioseco Garcia	Chile	UF	4.94%	Annual	22,963	—	22,963	11,329	11,888	12,476	13,093	261,071	309,857	21,470	—	21,470	9,572	10,045	10,542	11,063	242,741	283,963
76.412.562-2	Enel Green Power Chile S.A.	Chile	4.595.479-K	Adriana Castro Parra	Chile	UF	4.94%	Annual	75,539	—	75,539	18,465	19,378	20,336	21,342	395,302	474,823	74,019	—	74,019	15,602	16,374	17,183	18,033	369,450	436,642
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.378.630-5	Agricola Santa Amalia	Chile	UF	4.94%	Annual	33,399	—	33,399	18,465	19,378	20,336	21,342	395,302	474,823	33,913	—	33,913	15,602	16,374	17,183	18,033	369,450	436,642
76.412.562-2	Enel Green Power Chile S.A.	Chile	77.894.990-3	Orafti Chile S.A.	Chile	UF	4.94%	Annual	25,055	—	25,055	8,797	9,233	9,689	10,168	199,524	237,411	16,954	—	16,954	7,434	7,801	8,187	8,592	186,308	218,322
76.412.562-2	Enel Green Power Chile S.A.	Chile	78.201.750-0	Sociedad Agricola Parant	Chile	UF	4.94%	Annual	112,261	—	112,261	55,829	58,589	61,486	64,526	1,324,643	1,565,073	107,386	—	107,386	47,172	49,504	51,952	54,521	1,231,819	1,434,968
76.412.562-2	Enel Green Power Chile S.A.	Chile	61.402.000-8	Ministerio de Bienes Nacionales	Chile	EUR	5.02%	Annual	—	1,043,226	1,043,226	209,571	220,089	231,135	242,735	2,076,728	2,980,258	—	1,050,760	1,050,760	209,159	219,656	230,680	242,258	2,431,078	3,332,831
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.259.106-5	Inmobiliaria Terra Australis Tres S.A.	Chile	UF	6.39%	Biannual	67,213	24,583	91,796	50,505	52,343	54,247	56,221	1,305,833	1,519,149	85,721	21,033	106,754	43,211	44,784	46,414	48,103	1,207,776	1,390,288
76.412.562-2	Enel Green Power Chile S.A.	Chile	79.938.160-5	Soc. Serv. Com. Multiservice F.L.	Chile	UF	2.94%	Annual	—	77,088	77,088	46,997	48,378	49,800	51,264	1,102,981	1,299,420	—	76,729	76,729	40,483	41,673	42,898	44,159	1,023,505	1,192,718
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.064.627-K	Fortestal Danco	Chile	UF	2.42%	Annual	—	69,487	69,487	37,734	38,646	39,580	40,536	2,059,587	2,216,083	—	68,355	68,355	32,670	33,460	34,268	35,097	1,862,245	1,997,740
76.412.562-2	Enel Green Power Chile S.A.	Chile	99.576.780-5	Inversiones e Inmobiliaria Itraque S.A.	Chile	UF	4.35%	Annual	—	—	—	—	—	—	—	—	—	—	—	—	4,363	4,363	4,363	4,363	104,715	122,167
76.412.562-2	Enel Green Power Chile S.A.	Chile	76.152.312-0	Sociedad Agricola El Futuro Huerto Limitada	Chile	UF	4.35%	Annual	—	—	—	—	—	—	—	—	—	—	—	—	104,970	104,970	104,970	104,970	2,414,316	2,834,196
76.412.562-2	Enel Green Power Chile S.A.	Chile	96.629.120-6	Agricola Esmeralda	Chile	UF	5.24%	Annual	—	50,365	50,365	15,217	16,014	16,852	17,735	1,665,050	1,730,868	—	—	—	—	—	—	—	—	—
76.412.562-2	Enel Green Power Chile S.A.	Chile	84.810.200-8	Huertos Carmen Sociedad Agrícola Limitada	Chile	US$	3.56%	Annual	—	23,269	23,269	5,355	—	—	—	—	5,355	—	—	—	—	—	—	—	—	—
76.126.507-5	Parque Eólico Talinay Oriente S.A.	Chile	76.248.317-3	Agricola Alto Talinay	Chile	EUR	4.61%	Annual	405,871	—	405,871	249,914	261,435	273,487	286,095	2,408,039	3,478,970	427,121	—	427,121	250,397	261,940	274,015	286,647	2,823,778	3,896,777
76.536.353-5	Enel Chile S.A.	Chile	96.565.580-8	Compañia de Leasing Tattersall S. A.	Chile	UF	0.10%	Monthly	3,288		3,288	—	—	—	—	—	—	4,339	4,338	8,677	498	—	—	—	—	498
77.282.311-8	Enel Transmisión Chile S.A.	Chile	61.219.000-3	Empresa de Transporte de Pasajeros Metro S.A.	Chile	US$	5.99%	Annual	—	—	—	—	—	—	—	—	—	—	239,398	239,398	70,479	74,698	79,169	83,908	735,554	1,043,808
							Total Leasing		4,469,429	14,551,207	19,020,636	5,122,342	4,841,061	4,880,414	4,904,319	196,916,783	216,664,919	4,381,071	6,723,947	11,105,018	10,399,712	4,433,942	4,327,447	4,325,665	125,070,293	148,557,059

Summary of estimation of undiscounted debt cash flows

			12-31-2022									12-31-2021
			Maturity			Maturity						Maturity			Maturity
Country	Currency	Nominal Interest Rate	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current	One to three months	Three to twelve months	Total Current	One to two years	Two to three years	Three to four years	Four to five years	More than five years	Total Non-Current
			ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$	ThCh$
Chile	US$	5.35%	929,732	5,585,516	6,515,248	169,484	137,273	137,063	150,852	882,065	1,476,737	930,191	3,228,385	4,158,576	6,452,784	281,183	270,895	260,606	1,714,465	8,979,933
Chile	EUR	4.82%	445,609	—	445,609	843,610	813,686	783,763	753,839	2,081,974	5,276,872	418,674	—	418,674	660,889	638,249	615,610	592,971	2,145,489	4,653,208
Chile	UF	2.96%	3,303,831	12,202,205	15,506,036	14,971,118	14,502,444	14,159,140	13,784,036	304,466,585	361,883,323	3,269,537	5,810,978	9,080,515	9,570,650	9,401,180	9,063,780	8,792,850	189,317,356	226,145,816
Chile	CLP	3.81%	100,844	18,975	119,819	15,421	-	—	—	—	15,421	74,988	1,142	76,130	22,841	20,252	-	—	—	43,093
Total			4,780,016	17,806,696	22,586,712	15,999,633	15,453,403	15,079,966	14,688,727	307,430,624	368,652,353	4,693,390	9,040,505	13,733,895	16,707,164	10,340,864	9,950,285	9,646,427	193,177,310	239,822,050